Operating context, presentation of consolidated financial statements and other information	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Operating context, presentation of consolidated financial statements and other information

1.	Operating context, presentation of consolidated financial statements and other information
a)	Operating context

Banco Santander (Brasil) S.A. (Banco Santander or Bank), directly and indirectly controlled by Banco Santander, S.A., headquartered in Spain (Banco Santander Spain), is the leading institution of the Financial and Prudential Conglomerates before the Brazilian Central Bank (Bacen), established as a joint-stock company with its headquarters located at Avenida Presidente Juscelino Kubitschek, 2041 and 2235 - Block A - Vila Olímpia - São Paulo - SP. Banco Santander operates as a universal bank and conducts its operations through commercial, investment, credit, financing and investment, real estate credit, leasing, and foreign exchange portfolios. Additionally, through its subsidiaries, it also operates in the markets of payment institutions, "consórcios" management, securities and insurance brokerage, consumer lending, digital platforms, benefits management, non-performing credit management and recovery, capitalization, private pensions, as well as provision and management of food, meal, and other vouchers. These operations are conducted within a framework of institutions that do business in an integrated manner in the financial market. The corresponding benefits and costs associated with the rendered services are distributed among these entities and are realized in the ordinary course of business on a reciprocal basis.

The Board of Directors authorized the issuance of the Consolidated Financial Statements for the year ended December 31, 2024, at the meeting held on February 27, 2025.

The referenced Financial Statements have been subject to a recommendation for approval issued by the Audit Committee of Banco Santander and received an unqualified opinion from the Independent Auditors.

b)	Basis for the presentation of the consolidated financial statements (prepared in accordance with IAS 1)

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS®) issued by the International Accounting Standards Board (IASB®) (currently referred to by the IFRS® Foundation as “IFRS® accounting standards”) and the interpretations issued by the IFRS® Interpretations Committee (current name of the International Financial Reporting Interpretations Committee – IFRIC®).

All relevant information specifically related to Banco Santander's financial statements, and only in relation to these, is being highlighted, and corresponds to the information used by Banco Santander in its management.

c) Other information

c.1) Adoption of new standards and interpretations.

•  Amendments to IAS 1 – Presentation of Financial Statements: – The amendments are intended to specify the requirements for classifying liabilities as current or non-current. The amendments clarify what is meant by a right to defer settlement; that the right to defer must exist at the end of the reporting period; that the classification is not affected by the likelihood that the entity will exercise its right to defer; and that only if a derivative embedded in a convertible liability is itself an equity instrument, the terms of a liability will not affect its classification. The amendments to IAS 1 were effective from January 1, 2024 and have not had a material impact.

• Amendment to IAS 7 – Statement of Cash Flows and IFRS 7 – Financial Instruments: Disclosure: requires entities to provide additional disclosures about their supplier financing arrangements. The IASB issued these new requirements to provide users of financial statements with information that enables them to assess how supplier financing arrangements affect an entity’s obligations and cash flows, and to understand the effect of supplier financing arrangements on an entity’s exposure to liquidity risk and how the entity might be affected if the arrangements were no longer available to it. The amendments to IAS 7 and IFRS 7 were effective from January 1, 2024 and have not had a material impact.

• Amendment to IFRS 16 – Leases: Clarifies the requirements that a seller-lessee uses in measuring the lease liability arising from a sale and leaseback transaction, in order to ensure that the seller-lessee does not recognize any amount of gain or loss that relates to the right of use that it retains. The amendments to IFRS 16 were effective from January 1, 2024 and did not have a material impact.

c.2) New standards and interpretations in force in future years

•	Amendment to IAS 21 - Effects of exchange rate changes and translation of Financial Statements: In instances where a currency is non-convertible, it can be difficult to ascertain an appropriate exchange rate. While uncommon, non-convertibility may arise when a government enforces currency controls that forbid currency exchange or restrict the amount of foreign currency transactions. The amendment to IAS 21 provides guidance on how entities should assess whether a currency is readily convertible and how to determine a spot exchange rate for currencies with limited exchangeability, as well as requires the disclosure of information that enables Financial Statement users to understand the impacts of a non-convertible currency. These changes are effective as of January 1, 2025. Santander does not foresee any material impacts.
•	Amendments to IFRS 9 and IFRS 7 - Amendments to the Classification and Measurement of Financial Instruments: The requirements for applying IFRS 9 are amended to include contracts to purchase and receive electricity, in addition to allowing the use of these contracts in hedge accounting. It also includes disclosure requirements on these contracts in IFRS 7. In addition, it clarifies that a financial liability is derecognized on the "settlement date" and introduces an accounting policy election to derecognize financial liabilities settled using an electronic payment system before the settlement date. Other clarifications include the classification of financial assets with ESG-linked characteristics through additional guidance on the assessment of contingent characteristics. Additional disclosures are introduced for financial instruments with contingent characteristics and equity instruments classified at fair value through other comprehensive income. The amendments are effective for reporting periods beginning on or after January 1, 2026. Santander is assessing the impacts of this change.
•	Annual Improvements to IFRS Accounting Standards - Volume 11: Includes clarifications, simplifications, corrections and amendments designed to improve the consistency of several IFRS Accounting Standards. The amended standards are: IFRS 1 - First-time adoption of International Financial Reporting Standards; IFRS 7 - Financial Instruments: Disclosures and accompanying guidance on the implementation of IFRS 7; IFRS 9 - Financial Instruments; IFRS 10 - Consolidated Financial Statements; and IAS 7 - Statement of Cash Flows. The amendments are effective for annual periods beginning on or after January 1, 2026, with earlier application permitted. Santander is assessing the impacts of this change.
•	IFRS 18 – Presentation and Disclosure in Financial Statements: Replaces IAS 1 – Presentation of Financial Statements. IFRS 18 introduces new subtotals and three categories for income and expenses (operating, investing and financing) in the income statement structure. It also requires companies to disclose explanations of management-defined performance measures related to the income statement.
These changes are effective for fiscal years beginning January 1, 2027. Santander is evaluating the impacts of this change.
•	IFRS 19 – Non-publicly-accountable subsidiaries: Disclosures: that allows a subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements. IFRS 19 is optional for eligible subsidiaries and establishes the disclosure requirements for subsidiaries that choose to apply it. The new standard is effective for reporting periods beginning on or after January 1, 2027, with earlier application permitted. Santander is assessing the impacts of this change.

c.3) Estimates used

The consolidated results and the determination of the consolidated equity are impacted by accounting policies, assumptions, estimates, and measurement methods used by the Bank's management in the preparation of the financial statements. The Bank makes estimates and assumptions that affect the reported values of assets and liabilities for future periods. All required estimates and assumptions, in accordance with IFRSs, represent management's best estimate pursuant to the applicable standard.

In the consolidated financial statements, estimates are made by the Bank’s and the consolidated entities’ Management to quantify certain assets, liabilities, income, and expenses, as well as to disclose notes to the financial statements.

c.3.1) Estimated credit losses

The estimates and critical assumptions that present the most significant impact on the accounting balances of certain assets, liabilities, income, and expenses, as well as on note disclosures, are described below:

i.	Assessment of the fair value of certain financial instruments

Financial instruments are initially recognized at fair value, and those not measured at fair value through profit or loss are adjusted for transaction costs.

Financial assets and liabilities are subsequently measured at the end of each period using valuation techniques. This calculation is predicated on assumptions that take into account Management’s judgment based on information and prevailing market conditions on the balance sheet date.

Banco Santander classifies fair value measurements using the fair value hierarchy that reflects the model employed in the measurement process, segregating financial instruments into Tiers I, II, or III.

Notes 2.e and 46.c.8 detail the accounting treatment and sensitivity analysis pertaining to Financial Instruments, respectively.

ii.	Provisions for losses on credits due to impairment

The carrying value of non-recoverable financial assets is adjusted by recording a provision for loss under “Losses on financial assets (Net) – Financial Assets Measured at Amortized Cost” in the consolidated income statement. Reversals of previously recognized losses are recorded in the consolidated income statement in the period when the impairment decreases, provided there is an objectively verifiable recovery event.

When measuring the impairment loss on individually assessed loans, the Bank takes into account a range of factors related to the counterparty's condition, such as their economic and financial situation, indebtedness level, income-generating capacity, cash flow, management, corporate governance, and quality of internal controls, payment history, industry experience, contingencies, and credit limits, as well as asset characteristics, such as their nature and purpose, type, liquidity level sufficiency, and guarantees of total credit value, and also drawing on historical impairment experience and other circumstances known at the time of assessment.

To measure the impairment loss on loans assessed collectively for impairment, the Bank segregates financial assets into groups considering their credit risk characteristics and similarities, that is, according to the segment, type of assets, collateral, and other factors associated with historical impairment experience and other circumstances known at the time of assessment.

Notes 2.h and 46.b.2 detail the accounting treatment and credit risk assessment methods, respectively.

iii.	Provisions for pension funds

Defined benefit plans are recorded following an actuarial analysis, performed annually by a specialized firm at the end of each fiscal year with applicability for the subsequent period, and are recognized in the consolidated statement of income under the lines of Interest and Similar Expenses and Provisions (net).

The present value of the defined benefit liability is the current value before deducting any plan assets, of the anticipated future payments required to settle the liability arising from the employee’s service in current and past periods.

Additional details are provided in note 2.w.

iv.	Provisions, contingent assets and liabilities

Provisions for legal and administrative proceedings are set up when the risk of loss in the legal or administrative action is assessed as probable and the amounts involved can be measured with sufficient certainty, based on their nature.

Explanatory note 2.q presents information and any significant changes to the provisions and contingent assets and liabilities of the Bank between December 31, 2024 and December 31, 2023.

v.	Goodwill

The goodwill recognized must undergo an impairment test at least once a year or over a shorter period, should there be any indication of impairment of the asset.

The basis used for the impairment test is the value in use, and accordingly, cash flows are projected for a period of x years. The cash flow projection takes into account several factors, including: (i) macroeconomic forecasts for interest rates, inflation, exchange rates, and others; (ii) behavior and growth estimates for Brazil's national financial system; (iii) increased costs, returns, synergies, and investment plan; (iv) customer behavior; and (v) growth rate and adjustments applied to the cash flows in perpetuity. The adoption of these estimates involves the likelihood of future events occurring, and changes in any of these factors could lead to different results. The cash flow estimate is based on an assessment prepared by an independent specialized company, annually or whenever there are indications of impairment, which is reviewed and approved by Management.

Further details can be found in note 13.

vi.	Expectation of tax credit realization IR and CS

Deferred tax assets and liabilities include temporary differences, identified as the amounts expected to be recovered or paid on differences between the carrying amounts of assets and liabilities and their respective calculation bases, and accumulated tax loss carryforwards and the negative basis of CSLL. These amounts are measured at the rates expected to apply in the period in which the asset is realized or the liability is settled. Deferred tax assets are only recognized for temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be used.

Other deferred tax assets (accumulated tax loss carryforwards) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable profits so that they can be used. The recognized deferred tax assets and liabilities are reviewed at each balance sheet date, with the appropriate adjustments being made based on the findings of the analyses performed. The expectation of realization of the Bank's deferred tax assets is based on projections of future results and grounded in a technical study.